Investment Strategy - Federated Hermes International Bond Strategy Portfolio	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing primarily in emerging markets fixed-income investments and non-dollar and dollar denominated fixed-income securities of foreign governments and their agencies or foreign corporations. Emerging markets fixed-income investments include debt securities issued by certain foreign governments or corporations and other types of investments and instruments such as derivatives. Emerging market countries’ investments are those that are components of the Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index. The Fund does not limit its investment to securities of issuers in a particular market capitalization or maturity range or rating category, and can hold rated and unrated securities, including securities rated below investment grade, commonly called “junk bonds.” The Fund invests in fixed-income securities of issuers in both developed and emerging market countries. When investing in emerging markets fixed-income securities, the Fund may invest in such securities directly or through investment in the Emerging Markets Core Fund (the “Underlying Fund”), a portfolio of Federated Hermes Core Trust. At times, the Fund’s investment in the Underlying Fund may be a substantial portion of its portfolio. The Fund may invest in debt investments denominated in any currency. Exposures to currencies other than the U.S. dollar may be hedged or unhedged at the sole discretion of the Fund’s investment adviser (the “Adviser”). The Fund may buy or sell currencies in lieu of or in addition to non-U.S. dollar denominated fixed-income investments in order to increase or decrease its exposure to interest rate and/or currency markets. Although not a part of the Fund’s principal investment policies and strategies, when the Adviser considers the risk/return prospects of emerging market equity instruments to be attractive, the Fund may also opportunistically invest up to 5% of its net assets in convertible investments, equity instruments or pooled vehicles such as exchange-traded funds (ETFs) or collective investment funds in order to gain exposure to a specific region, country, or market sector or for other reasons consistent with its investment strategy. The Adviser actively manages the Fund’s portfolio. The Adviser’s investment process is primarily concerned with the selection of investments among foreign market debt securities (also known as “security selection”). The Fund has no duration target or parameters with respect to its average portfolio duration. Rather, the Adviser may lengthen or shorten average portfolio duration in response to changing market conditions. These duration adjustments can be made either by buying or selling portfolio investments or through the use of derivative contracts and/or hybrid instruments. There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund are included in the Fund’s 80% policy (as described below) and are calculated at market value. The investment process entails an assessment of the global macroeconomic environment and determines the relevant investment themes that drive foreign markets. These investment themes can be either secular or cyclical in nature and are intended to define guiding principles which permeate through the various stages of the investment process from country and sector to individual corporate issuer. In selecting investments, the Adviser gives emphasis to the underlying quality of issuers domiciled in foreign markets and emerging market countries. The Adviser performs a credit analysis of both sovereign and corporate debt issues. Secondarily, the Adviser considers the extent to which market interest rates may impact the potential investment return of foreign debt securities. The Adviser analyzes credit by performing fundamental analysis of: (1) countries to find relatively favorable economic and political conditions; and (2) available instruments in selected countries. In selecting countries, the Adviser may analyze the financial condition of an emerging market country including factors such as its credit ratings, government finances and outstanding public debt, as well as the political environment of that country, among other factors. The Adviser may also consider how developments in other countries in the region or world might affect these factors. Using its analysis, the Adviser attempts to identify countries with favorable characteristics, such as strengthening economy, favorable inflation rate, sound budget policy or strong public commitment to repay government debt. For investments in corporate issuers, the Adviser may analyze the business, competitive position and financial condition of the issuer to assess whether the instrument’s risk is commensurate with its potential return. The Fund is a non-diversified portfolio of Federated Hermes Managed Pool Series. The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.